Financial Instruments and Fair Value Disclosures (Details) - USD ($) $ in Millions	Jun. 30, 2020	Jan. 23, 2020
$11.0 Million Alpha Bank Financing [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Face amount	$ 11.0
$4.5 Million Chailease Financial Services Facility [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Face amount	4.5	$ 4.5
$5.0 Million Term Loan Facility [Member] | Thalassa [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Face amount	$ 5.0